Business Segments	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Business Segments	Business Segments
The Company operates in two business segments: High Performance Materials & Components (HPMC) and Advanced Alloys & Solutions (AA&S). Business segment references within Notes 1 and 7 reflect these two business segments. Over 80% of 2019 HPMC business segment sales are to the aerospace & defense markets, and over half of HPMC’s total sales are products for commercial jet engines. Other major HPMC end markets include medical and energy. HPMC produces a wide range of high performance materials, and components, and advanced metallic powder alloys made from titanium and titanium-based alloys, nickel-based alloys and superalloys, and a variety of other specialty materials. Capabilities range from cast/wrought and powder alloy development to final production of highly engineered finished components, including those used for next-generation jet engine forgings and 3D-printed aerospace products.
The AA&S segment serves a diverse group of end markets, with sales to the energy market and aerospace & defense markets collectively representing over 50% of 2019 sales. Other important end markets for AA&S include automotive, food processing equipment and appliances, consumer electronics, and construction & mining. AA&S produces nickel-based alloys, specialty alloys, and titanium and titanium-based alloys, and stainless steel products in a variety of forms including plate, sheet, and strip products. This segment includes STAL, in which the Company has a 60% ownership interest, and ATI’s 50% interests in the
A&T Stainless and Uniti joint ventures, which are accounted for under the equity method. See Note 7 for further information on the Company’s joint ventures.
The measure of segment operating profit excludes all effects of LIFO inventory accounting and any related changes in net realizable value inventory reserves which offset the Company’s aggregate net debit LIFO valuation balance, income taxes, corporate expenses, net interest expense, closed operations and other expenses, charges for goodwill impairment, restructuring and asset impairment charges, debt extinguishment charges and non-operating gains or losses. Management believes segment operating profit, as defined, provides an appropriate measure of controllable operating results at the business segment level.
Intersegment sales are generally recorded at full cost or market. Common services are allocated on the basis of estimated utilization.

(In millions)	2019	2018	2017
Total sales:
High Performance Materials & Components	$2,054.2	$2,039.2	$1,751.1
Advanced Alloys & Solutions	2,392.2	2,302.4	2,006.9
Total sales	4,446.4	4,341.6	3,758.0
Intersegment sales:
High Performance Materials & Components	75.7	76.1	46.3
Advanced Alloys & Solutions	248.2	218.9	186.6
Total intersegment sales	323.9	295.0	232.9
Sales to external customers:
High Performance Materials & Components	1,978.5	1,963.1	1,704.8
Advanced Alloys & Solutions	2,144.0	2,083.5	1,820.3
Total sales to external customers	$4,122.5	$4,046.6	$3,525.1

Total international sales were $1,667.9 million in 2019, $1,698.4 million in 2018, and $1,454.5 million in 2017. Of these amounts, sales by operations in the United States to customers in other countries were $1,262.6 million in 2019, $1,303.8 million in 2018, and $1,078.6 million in 2017.

(In millions)	2019	2018	2017
Operating profit:
High Performance Materials & Components	$271.6	$269.7	$191.4
Advanced Alloys & Solutions	109.1	143.5	92.0
Total operating profit	380.7	413.2	283.4
LIFO and net realizable value reserves (See Note 3)	(0.1)	(0.7)	(0.2)
Corporate expenses	(66.8)	(58.1)	(50.5)
Closed operations and other expenses	(25.5)	(21.6)	(34.0)
Restructuring and other charges	(4.5)	—	—
Impairment of goodwill (See Note 5)	—	—	(114.4)
Debt extinguishment charge (See Note 10)	(21.6)	—	(37.0)
Gain on joint venture deconsolidation (See Note 7)	—	15.9	—
Joint venture impairment charge (See Note 7)	(11.4)	—	—
Gain on asset sales, net	89.8	—	—
Interest expense, net	(99.0)	(101.0)	(133.8)
Income (loss) before income taxes	$241.6	$247.7	$(86.5)

Closed operations and other expenses are primarily presented in selling and administrative expenses in the consolidated statements of operations. These items included costs at closed facilities, including legal matters, environmental, real estate and other facility costs, and changes in foreign currency remeasurement impacts primarily related to our European Treasury Center operation.
Restructuring and other charges for 2019 are comprised of severance obligations for the reduction of approximately 70 positions in order to streamline ATI’s salaried workforce primarily to improve the cost competitiveness of the U.S.-based Flat Rolled Products business. The entire $4.5 million will be paid in 2020 upon completion of these reductions.
The $89.8 million net gain on asset sales for 2019 consists of a $91.7 million gain on the sale of certain oil and gas rights in Eddy County, NM (see Note 9) and a $6.2 million gain on the sale of the Company’s Cast Products business, partially offset by an $8.1 million loss on the sale of two non-core forging facilities, located in Portland, IN and Lebanon, KY. See Note 6 for further explanation regarding the sale of business transactions.
Certain additional information regarding the Company’s business segments is presented below:

(In millions)	2019	2018	2017
Depreciation and amortization:
High Performance Materials & Components	$84.7	$90.6	$91.5
Advanced Alloys & Solutions	63.5	62.9	63.4
Corporate	2.9	2.9	5.9
Total depreciation and amortization	$151.1	$156.4	$160.8
Capital expenditures:
High Performance Materials & Components	$119.9	$71.7	$52.7
Advanced Alloys & Solutions	47.4	64.5	69.1
Corporate	0.9	3.0	0.9
Total capital expenditures	$168.2	$139.2	$122.7

Identifiable assets:	2019	2018	2017
High Performance Materials & Components	$2,324.6	$2,400.7	$2,329.9
Advanced Alloys & Solutions	2,621.1	2,590.4	2,550.8
Discontinued Operations	—	—	0.2
Corporate:
Deferred Taxes	64.5	8.7	7.6
Cash and cash equivalents and other	624.4	502.0	296.9
Total assets	$5,634.6	$5,501.8	$5,185.4

($ in millions)	2019	Percent of total	2018	Percent of total	2017	Percent of total
Total assets:
United States	$4,956.4	88%	$4,859.1	88%	$4,547.7	88%
China	288.1	5%	287.3	5%	276.0	5%
United Kingdom	141.3	3%	136.7	3%	122.7	2%
Other	248.8	4%	218.7	4%	239.0	5%
Total Assets	$5,634.6	100%	$5,501.8	100%	$5,185.4	100%